Revenue - Schedule of Future Minimum Revenues Committed (Details) $ in Millions	Dec. 31, 2023 USD ($)
Operating lease revenue
2024	$ 1,889.8
2025	1,758.5
2026	1,443.0
2027	987.2
2028	583.2
Thereafter	2,015.9
Future minimum revenue to be received from operating leases	8,677.6
Direct financing leases
2024	115.6
2025	111.1
2026	107.7
2027	104.1
2028	100.4
Thereafter	725.6
Future interest income to be earned from direct financing leases	1,264.5
Total committed revenue
2024	2,005.4
2025	1,869.6
2026	1,550.7
2027	1,091.3
2028	683.6
Thereafter	2,741.5
Future minimum revenues receivable	$ 9,942.1